Unaudited Condensed Consolidated Statements of Profit / (Loss) and Other Comprehensive Loss - GBP (£)		3 Months Ended		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Unaudited Condensed Consolidated Statements of Profit / (Loss) and Other Comprehensive Loss [Abstract]
Product revenue, net		£ 33,252,000	£ 0	£ 64,926,000	£ 0
Pre-product revenue, net		3,051,000	474,000	9,588,000	474,000
Total revenue from sale of therapies		36,303,000	474,000	74,514,000	474,000
Collaboration revenue		4,896,000	5,450,000	21,161,000	19,453,000
Total revenue		41,199,000	5,924,000	95,675,000	19,927,000
Cost of product revenue		(63,000)	0	(345,000)	0
Research and development costs		(23,301,000)	(16,798,000)	(62,032,000)	(53,154,000)
Selling and administrative expenses		(11,663,000)	(20,048,000)	(50,580,000)	(64,033,000)
Net other operating (expense) / income		0	(28,000)	1,000	(70,000)
Operating profit / (loss)		6,172,000	(30,950,000)	(17,281,000)	(97,330,000)
Finance income		597,000	8,000	725,000	42,000
Finance costs		(1,785,000)	(1,317,000)	(4,515,000)	(4,465,000)
Non-operating expense		(1,188,000)	(1,309,000)	(3,790,000)	(4,423,000)
Profit / (loss) before taxation		4,984,000	(32,259,000)	(21,071,000)	(101,753,000)
Income tax credit		1,244,000	2,125,000	5,050,000	9,619,000
Profit / (loss) for the period		6,228,000	(30,134,000)	(16,021,000)	(92,134,000)
Other comprehensive loss that is or may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations		(1,730,000)	(38,000)	(1,848,000)	(92,000)
Total Other comprehensive loss for the period		(1,730,000)	(38,000)	(1,848,000)	(92,000)
Total comprehensive loss for the period		£ 4,498,000	£ (30,172,000)	£ (17,869,000)	£ (92,226,000)
Basic earnings / (loss) per share (in pounds per share)	[1]	£ 0.13	£ (0.69)	£ (0.36)	£ (2.19)
Diluted earnings / (loss) per share (in pounds per share)	[1]	£ 0.12	£ (0.69)	£ (0.36)	£ (2.19)

[1]	Basic profit / (loss) per share is calculated by dividing the profit or loss for the period attributable to the equity holders of the Group by the weighted average number of ordinary shares outstanding during the period, including ordinary shares represented by ADSs. Except for the three months ended September 30, 2022, the dilutive effect of potential shares through equity settled transactions is considered to be anti-dilutive as they would decrease the loss per share and are, therefore, excluded from the calculation of diluted loss per share. For the three months ended September 30, 2022, there were 88,695 of the potential ordinary shares granted under the Group’s option plans excluded from the calculation for diluted options per share, because they are considered to be anti-dilutive.